Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	370,332,000
Maximum Aggregate Offering Price	$ 370,332,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,142.85
Offering Note	The Company previously registered the offer and sale of shares of its common stock having an aggregate offering price of $400,000,000 by means of a 424(b)(5) prospectus supplement, dated February 27, 2023 (the "2023 Prospectus Supplement"), filed with the Securities and Exchange Commission ("SEC") pursuant to a registration statement on Form S-3 (Registration No. 333-257622) filed with the SEC on July 1, 2021 (the "2021 Registration Statement"). In connection with the filing of the 2023 Prospectus Supplement, the Company paid a filing fee of $44,080. On May 24, 2024, the Company filed a prospectus with the SEC (the "2024 Prospectus"). The 2024 Prospectus forms a part of and is included in a registration statement on Form S-3 (Registration No. 333-279735) filed with the SEC on May 24, 2024 (the "2024 Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the 2024 Prospectus carried forward shares of common stock from the 2021 Registration Statement having an aggregate offering price of $305,003,145. The registration fees with respect to such shares of common stock were applied to such securities. Today, of this amount, shares of common stock having an aggregate offering price of $129,668,000 remain unsold. The registration fees with respect to these unissued shares of common stock, amounting to $14,289.41, will continue to be applied to such securities. When the unissued shares of common stock having an aggregate offering price of $129,668,000 are combined with the newly registered shares of common stock having an aggregate offering price of $370,332,000, the Company now has shares of common stock having an aggregate offering price of $500,000,000 that are unissued and available for sale.